Operating Lease (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Lease [Line Items]
Renewal term	3 years		3 years		3 years
Operating lease expense	$ 643,708	$ 640,920	$ 1,927,851	$ 854,470	$ 1,496,286
Minimum [Member]
Operating Lease [Line Items]
Lease term	1 year		1 year		1 year
Maximum [Member]
Operating Lease [Line Items]
Lease term	3 years		3 years		3 years